Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities:
Property, plant and equipment	$ 19,606	$ 1,359
Right-of-use-assets	33,449	9,402
Goodwill	33,354	31,629
Intangible assets	1,201,086	13,398
Other	1,761	1,009
Total deferred tax liabilities recognized	1,289,256	56,797
Deferred tax assets:
Operating loss and tax credits carryforwards	86,893	42,794
Property, plant and equipment	5,846	6,040
Lease liabilities	36,106	9,394
Intangible assets	4,596	0
Accrued expenses and unbilled revenue	69,198	24,368
Stock compensation	25,557	3,672
Deferred compensation	3,445	3,184
Unearned revenue	64,924	2,257
Other	602	155
Total deferred tax assets	297,167	91,864
Valuation allowance for deferred tax assets	(45,495)	(32,768)	$ (27,700)
Deferred tax assets recognized	251,672	59,096
Overall net deferred tax asset/(liability)	$ (1,037,584)
Overall net deferred tax asset/(liability)		$ 2,299